Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables

	December 31, 2024	December 31, 2023
Trade payables	12,945	21,709
Accrued salaries, bonuses, vacation pay and related taxes	3,123	3,599
Provision for indirect taxes	2,253	2,242
Accrued professional services	713	1,407
VAT payable	75	283
Indirect taxes payables	434	163
Other payables and advances received	669	900
Total	20,212	30,303